Finance income and finance costs - Summary of detailed information about finance income and cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022
Schedule Of Detail Information About Finance Income And Costs [Abstract]
Gain on repurchase of convertible unsecured senior notes	$ 0	$ 0	$ 357
Net gain on financial instruments carried at fair value	499	1,257	0
Interest income	1,487	769	316
Gain on lease termination	0	121	0
Finance income	1,986	2,147	673
Accretion expense, write-off and amortization of deferred financing costs	(1,469)	(3,052)	(2,140)
Interest on convertible unsecured senior notes and on long-term loan	(8,950)	(8,263)	(4,357)
Net foreign currency loss	(39)	(159)	(1,027)
Loss on long-term debt modifications and repayment	(5,898)	(3,540)	0
Other	(105)	(42)	(35)
Finance costs	(16,461)	(15,056)	(7,559)
Finance income cost	$ (14,475)	$ (12,909)	$ (6,886)